Discontinued UK and Europe operations held for distribution - Fair value measurement of financial assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Transfers from level 1 to level 2	£ 131
Transfers into level 3	0
Transfers out of level 3	0
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	287,287
Total financial instruments at fair value	£ 280,053	£ 247,533
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	£ 2,799
At fair value | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	183,670
At fair value | Debt securities
Financial instruments
Financial assets	99,675
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	2,180
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(1,037)
At fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(666)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,482)
At fair value | Other financial liabilities
Financial instruments
Financial liabilities	(3,086)
At fair value | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 53,583
Percentage of total (%)	100.00%
Total financial instruments at fair value		£ 43,278
At fair value | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 21,377
At fair value | With-profits | Debt securities
Financial instruments
Financial assets	32,063
At fair value | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	188
At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(45)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	229,987
Total financial instruments at fair value	£ 226,505	£ 199,296
Percentage of total (%)	81.00%	81.00%
At fair value | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 181,360
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	48,530
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	149
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,482)
At fair value | Level 1 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 48,355
Percentage of total (%)	90.00%
Total financial instruments at fair value		£ 39,191
At fair value | Level 1 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 19,318
At fair value | Level 1 | With-profits | Debt securities
Financial instruments
Financial assets	28,964
At fair value | Level 1 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	107
At fair value | Level 1 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(34)
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	53,818
Total financial instruments at fair value	£ 53,147	£ 47,812
Percentage of total (%)	19.00%	19.00%
At fair value | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 2,140
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	51,139
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	1,069
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(530)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(666)
At fair value | Level 2 | Other financial liabilities
Financial instruments
Financial liabilities	(5)
At fair value | Level 2 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 5,069
Percentage of total (%)	10.00%
Total financial instruments at fair value		£ 3,928
At fair value | Level 2 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 1,906
At fair value | Level 2 | With-profits | Debt securities
Financial instruments
Financial assets	3,093
At fair value | Level 2 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	81
At fair value | Level 2 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(11)
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	3,482
Total financial instruments at fair value	£ 401	£ 425
Percentage of total (%)	0.00%	0.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	£ 2,799
At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	170
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	6
At fair value | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	962
At fair value | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	(455)
Total financial instruments at fair value	(451)
At fair value | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,081)
At fair value | Level 3 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 159
Percentage of total (%)	0.00%
Total financial instruments at fair value		£ 159
At fair value | Level 3 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 153
At fair value | Level 3 | With-profits | Debt securities
Financial instruments
Financial assets	6
UK & Europe Operations (M&G Prudential)
Financial instruments
Transfers from level 1 to level 2	104
UK & Europe Operations (M&G Prudential) | Level 1
Financial instruments
Transfers into level 3	19
UK & Europe Operations (M&G Prudential) | Level 2
Financial instruments
Transfers into level 3	58
Transfers out of level 3	118
UK & Europe Operations (M&G Prudential) | At fair value
Financial instruments
Total financial investments, net of derivative liabilities	153,106	147,626
Total financial instruments at fair value	£ 127,016	£ 121,092
Percentage of total (%)	100.00%	100.00%
UK & Europe Operations (M&G Prudential) | At fair value | Loans
Financial instruments
Financial assets	£ 1,940	£ 1,970
UK & Europe Operations (M&G Prudential) | At fair value | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	59,653	53,810
UK & Europe Operations (M&G Prudential) | At fair value | Debt securities
Financial instruments
Financial assets	85,174	85,956
UK & Europe Operations (M&G Prudential) | At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	9,016	8,098
UK & Europe Operations (M&G Prudential) | At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(2,677)	(2,208)
UK & Europe Operations (M&G Prudential) | At fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(15,695)	(15,560)
UK & Europe Operations (M&G Prudential) | At fair value | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities	(1,504)	(1,606)
UK & Europe Operations (M&G Prudential) | At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(8,512)	(9,013)
UK & Europe Operations (M&G Prudential) | At fair value | Other financial liabilities
Financial instruments
Financial liabilities	(379)	(355)
UK & Europe Operations (M&G Prudential) | At fair value | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 109,168	£ 102,856
Percentage of total (%)	100.00%	100.00%
UK & Europe Operations (M&G Prudential) | At fair value | With-profits | Loans
Financial instruments
Financial assets	£ 1,637	£ 1,703
UK & Europe Operations (M&G Prudential) | At fair value | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	45,743	41,090
UK & Europe Operations (M&G Prudential) | At fair value | With-profits | Debt securities
Financial instruments
Financial assets	54,796	53,798
UK & Europe Operations (M&G Prudential) | At fair value | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	8,459	7,530
UK & Europe Operations (M&G Prudential) | At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(1,467)	(1,265)
UK & Europe Operations (M&G Prudential) | At fair value | Unit-linked
Financial instruments
Total financial investments, net of derivative liabilities	£ 22,404	£ 22,997
Percentage of total (%)	100.00%	100.00%
UK & Europe Operations (M&G Prudential) | At fair value | Unit-linked | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 13,678	£ 12,477
UK & Europe Operations (M&G Prudential) | At fair value | Unit-linked | Debt securities
Financial instruments
Financial assets	8,727	10,512
UK & Europe Operations (M&G Prudential) | At fair value | Unit-linked | Other investments (including derivative assets)
Financial instruments
Financial assets	11	11
UK & Europe Operations (M&G Prudential) | At fair value | Unit-linked | Derivative liabilities
Financial instruments
Financial liabilities	(12)	(3)
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other
Financial instruments
Total financial investments, net of derivative liabilities	£ 21,534	£ 21,773
Percentage of total (%)	100.00%	100.00%
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other | Loans
Financial instruments
Financial assets	£ 303	£ 267
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	232	243
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other | Debt securities
Financial instruments
Financial assets	21,651	21,646
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other | Other investments (including derivative assets)
Financial instruments
Financial assets	546	557
UK & Europe Operations (M&G Prudential) | At fair value | Shareholder-backed annuities and other | Derivative liabilities
Financial instruments
Financial liabilities	(1,198)	(940)
UK & Europe Operations (M&G Prudential) | At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	67,470	63,343
Total financial instruments at fair value	£ 60,686	£ 55,900
Percentage of total (%)	47.00%	46.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 54,553	£ 49,419
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	12,912	13,928
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	70	61
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(65)	(65)
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(6,784)	(7,443)
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 49,133	£ 45,393
Percentage of total (%)	45.00%	44.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 41,593	£ 37,027
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | With-profits | Debt securities
Financial instruments
Financial assets	7,534	8,374
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	66	56
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(60)	(64)
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Unit-linked
Financial instruments
Total financial investments, net of derivative liabilities	£ 14,546	£ 13,903
Percentage of total (%)	65.00%	60.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Unit-linked | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 12,728	£ 12,150
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Unit-linked | Debt securities
Financial instruments
Financial assets	1,818	1,750
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Unit-linked | Other investments (including derivative assets)
Financial instruments
Financial assets	4	4
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Unit-linked | Derivative liabilities
Financial instruments
Financial liabilities	(4)	(1)
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Shareholder-backed annuities and other
Financial instruments
Total financial investments, net of derivative liabilities	£ 3,791	£ 4,047
Percentage of total (%)	18.00%	19.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Shareholder-backed annuities and other | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 232	£ 242
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Shareholder-backed annuities and other | Debt securities
Financial instruments
Financial assets	3,560	3,804
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Shareholder-backed annuities and other | Other investments (including derivative assets)
Financial instruments
Financial assets		1
UK & Europe Operations (M&G Prudential) | At fair value | Level 1 | Shareholder-backed annuities and other | Derivative liabilities
Financial instruments
Financial liabilities	(1)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	76,974	76,458
Total financial instruments at fair value	£ 60,535	£ 60,316
Percentage of total (%)	48.00%	50.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 4,697	£ 4,046
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	71,073	70,851
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	3,809	3,704
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(2,605)	(2,143)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(15,695)	(15,560)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(744)	(582)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 52,050	£ 50,295
Percentage of total (%)	48.00%	49.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 3,758	£ 3,728
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | With-profits | Debt securities
Financial instruments
Financial assets	46,410	44,619
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	3,282	3,149
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(1,400)	(1,201)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Unit-linked
Financial instruments
Total financial investments, net of derivative liabilities	£ 7,840	£ 9,079
Percentage of total (%)	35.00%	40.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Unit-linked | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 939	£ 318
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Unit-linked | Debt securities
Financial instruments
Financial assets	6,909	8,762
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Unit-linked | Other investments (including derivative assets)
Financial instruments
Financial assets		1
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Unit-linked | Derivative liabilities
Financial instruments
Financial liabilities	(8)	(2)
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Shareholder-backed annuities and other
Financial instruments
Total financial investments, net of derivative liabilities	£ 17,084	£ 17,084
Percentage of total (%)	79.00%	78.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Shareholder-backed annuities and other | Debt securities
Financial instruments
Financial assets	£ 17,754	£ 17,470
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Shareholder-backed annuities and other | Other investments (including derivative assets)
Financial instruments
Financial assets	527	554
UK & Europe Operations (M&G Prudential) | At fair value | Level 2 | Shareholder-backed annuities and other | Derivative liabilities
Financial instruments
Financial liabilities	(1,197)	(940)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	8,662	7,825
Total financial instruments at fair value	£ 5,795	£ 4,876
Percentage of total (%)	5.00%	4.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Internal valuation
Financial instruments
Total financial instruments at fair value	£ 163
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | External valuation
Financial instruments
Total financial instruments at fair value	5,632
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Loans
Financial instruments
Financial assets	1,940	£ 1,970
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	403	345
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	1,189	1,177
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	5,137	4,333
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	(7)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Borrowings attributable to with-profits businesses
Financial instruments
Financial liabilities	(1,504)	(1,606)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(984)	(988)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(379)	(355)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 7,985	£ 7,168
Percentage of total (%)	7.00%	7.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits | Loans
Financial instruments
Financial assets	£ 1,637	£ 1,703
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	392	335
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits | Debt securities
Financial instruments
Financial assets	852	805
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	5,111	4,325
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(7)
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Unit-linked
Financial instruments
Total financial investments, net of derivative liabilities	£ 18	£ 15
Percentage of total (%)	0.00%	0.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Unit-linked | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 11	£ 9
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Unit-linked | Other investments (including derivative assets)
Financial instruments
Financial assets	7	6
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Shareholder-backed annuities and other
Financial instruments
Total financial investments, net of derivative liabilities	£ 659	£ 642
Percentage of total (%)	3.00%	3.00%
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Shareholder-backed annuities and other | Loans
Financial instruments
Financial assets	£ 303	£ 267
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Shareholder-backed annuities and other | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets		1
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Shareholder-backed annuities and other | Debt securities
Financial instruments
Financial assets	337	372
UK & Europe Operations (M&G Prudential) | At fair value | Level 3 | Shareholder-backed annuities and other | Other investments (including derivative assets)
Financial instruments
Financial assets	£ 19	£ 2